Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases
Leases

Note 9 – Leases

The Company leases its 12,400 square foot extraction facility under a non-cancelable real property lease agreement that commenced on January 1, 2022 and expires on December 31, 2027, with successive five-year options to extend, at a monthly lease term of 57,339,000 COP, or approximately $15,290 USD, with approximately a 3% annual escalation of lease payments commencing January 1, 2023.

The Company also leases a residential premise under a non-cancelable real property lease agreement that commenced on September 1, 2021 and expires on August 31, 2024, at a monthly lease term of 3,800,000 COP, or approximately $1,013 USD, with approximately a 3% annual escalation of lease payments commencing September 1, 2022.

The Company leases another residential premise under a non-cancelable real property lease agreement that commenced on June 1, 2022 and expires on May 30, 2024, at a monthly lease term of 1,900,000 COP, or approximately $507 USD, with an 8% annual escalation of lease payments commencing June 1, 2023.

In addition, the Company leases its corporate offices and operational facility in Colombia under short-term non-cancelable real property lease agreements that expire within a year. The Company doesn’t have any other office or equipment leases that would require capitalization. The extraction facility and office leases contain provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. In the locations in which it is economically feasible to continue to operate, management expects to enter into a new lease upon expiration. The extraction facility lease contains provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. As the Company’s leases do not provide implicit discount rates, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

ONE WORLD PRODUCTS, INC.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

The components of lease expense were as follows:

For the Six
Months Ended
June 30,
2022
Operating lease costs:
Amortization of assets	$60,833
Interest on lease liabilities	51,131
Lease payments on short term leases	33,067
Total lease cost	$145,031

Supplemental balance sheet information related to leases was as follows:

June 30,
2022
Operating leases:
Operating lease assets	$1,483,218

Current portion of operating lease liabilities	$106,999
Noncurrent operating lease liabilities	1,389,982
Total operating lease liabilities	$1,496,981

Weighted average remaining lease term:
Operating leases	8.50 years

Weighted average discount rate:
Operating leases	6.75%

Supplemental cash flow and other information related to leases was as follows:

For the Six
Months Ended
June 30,
2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$38,725

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$1,535,706

ONE WORLD PRODUCTS, INC.

Notes to Condensed Consolidated Financial Statements

(Unaudited)

Future minimum annual lease commitments under non-cancelable operating leases are as follows at June 30, 2022:

Operating
Leases

2022 (for the six months remaining)	$100,984
2023	208,004
2024	205,999
2025	200,496
2026 and thereafter	1,335,816
Total minimum lease payments	2,051,299
Less interest	554,318
Present value of lease liabilities	1,496,981
Less current portion	106,999
Long-term lease liabilities	$1,389,982

Note 12 – Leases

The Company’s corporate offices and operational facility in Colombia under short-term non-cancelable real property lease agreements that expire within a year. The Company doesn’t have any other office or equipment leases subject to the recently adopted ASU 2016-02. In the locations in which it is economically feasible to continue to operate, management expects that lease options will be exercised. The Company’s corporate office is under a real property lease that contains a one-time renewal option for an additional 36 months that was amended to enable the Company to extend the lease for 12 months instead of 36 months. The Company is reasonably certain that it will not extend the lease beyond its extended term of October 31, 2022. The office lease contains provisions requiring payment of property taxes, utilities, insurance, maintenance and other occupancy costs applicable to the leased premise. As the Company’s leases do not provide an implicit discount rate, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

The components of lease expense were as follows:

For the
Year Ended
December 31,
2021
Operating lease cost:
Amortization of assets	$87,276
Interest on lease liabilities	3,035
Total lease cost	$90,311

Supplemental cash flow and other information related to leases was as follows:

For the
Year Ended
December 31,
2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$201,525